Deposits	12 Months Ended
Dec. 31, 2014
Deposits
23 Deposits
end of	2014				2013
	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	5,943	4,581	10,524		4,738	4,335	9,073
Interest-bearing demand deposits	135,424	31,984	167,408		141,078	26,294	167,372
Savings deposits	77,498	29	77,527		63,583	26	63,609
Time deposits	17,650	121,958	139,608	[1]	15,358	100,785	116,143	[1]
Total deposits	236,515	158,552	395,067	[2]	224,757	131,440	356,197	[2]
of which due to banks	–	–	26,009		–	–	23,108
of which customer deposits	–	–	369,058		–	–	333,089
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 139,493 million and CHF 116,106 million as of December 31, 2014 and 2013, respectively, of the Swiss franc equivalent of individual time deposits greater than USD  100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2014 and 2013 were CHF 11 million and CHF 18 million, respectively, of overdrawn deposits reclassified as loans.

Bank
Deposits
22 Deposits
end of	2014				2013
	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	5,941	4,582	10,523		4,735	4,336	9,071
Interest-bearing demand deposits	131,858	32,297	164,155		137,274	26,996	164,270
Savings deposits	69,204	29	69,233		55,637	26	55,663
Time deposits	18,187	121,977	140,164	[1]	14,655	101,166	115,821	[1]
Total deposits	225,190	158,885	384,075	[2]	212,301	132,524	344,825	[2]
of which due to banks	–	–	26,506		–	–	23,147
of which customer deposits	–	–	357,569		–	–	321,678
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 140,057 million and CHF 115,792 million as of December 31, 2014 and 2013, respectively, of the Swiss franc equivalent of individual time deposits greater than USD  100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2014 and 2013 were CHF 10 million and CHF 18 million, respectively, of overdrawn deposits reclassified as loans.